American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2023

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 38.5%
Diversified Bond Fund G Class	38,311,458	362,426,388
High Income Fund G Class	9,021,020	74,784,259
Inflation-Adjusted Bond Fund G Class	7,225,383	78,828,934
Short Duration Fund G Class	7,554,148	74,030,648
Short Duration Inflation Protection Bond Fund G Class	6,194,649	63,680,988
		653,751,217
Domestic Equity Funds — 34.0%
Disciplined Growth Fund G Class	2,375,781	47,230,525
Focused Dynamic Growth Fund G Class(2)	95,206	4,008,177
Focused Large Cap Value Fund G Class	14,357,922	143,148,483
Growth Fund G Class	1,758,040	75,068,320
Heritage Fund G Class(2)	1,764,172	40,011,430
Mid Cap Value Fund G Class	3,948,959	61,919,673
Small Cap Growth Fund G Class	898,566	17,180,586
Small Cap Value Fund G Class	1,825,685	16,705,021
Sustainable Equity Fund G Class	4,094,861	171,615,636
		576,887,851
International Fixed Income Funds — 13.9%
Emerging Markets Debt Fund G Class	3,853,742	34,067,080
Global Bond Fund G Class	19,283,355	167,379,520
International Bond Fund G Class(2)	3,124,892	34,561,310
		236,007,910
International Equity Funds — 13.6%
Emerging Markets Fund G Class	1,662,460	16,674,472
Global Real Estate Fund G Class	1,789,811	20,851,293
International Growth Fund G Class(2)	6,785,468	82,647,005
International Small-Mid Cap Fund G Class	1,853,705	17,943,863
International Value Fund G Class	9,946,390	79,471,657
Non-U.S. Intrinsic Value Fund G Class	1,312,902	12,984,604
		230,572,894
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,593,371,390)		1,697,219,872
OTHER ASSETS AND LIABILITIES†		1,278
TOTAL NET ASSETS — 100.0%		$1,697,221,150

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$337,615	$53,074	$17,373	$(10,890)	$362,426	38,311	$(2,618)	$9,687
High Income Fund	73,922	5,050	3,347	(841)	74,784	9,021	(463)	3,734
Inflation-Adjusted Bond Fund	77,481	9,382	1,428	(6,606)	78,829	7,225	9	3,786
Short Duration Fund	85,362	6,469	17,811	11	74,031	7,554	(1,188)	2,056
Short Duration Inflation Protection Bond Fund	57,099	10,086	—	(3,504)	63,681	6,195	—	3,028
Disciplined Growth Fund	54,187	2,588	11,873	2,329	47,231	2,376	(2,119)	453
Focused Dynamic Growth Fund(3)	5,927	—	1,305	(614)	4,008	95	388	—
Focused Large Cap Value Fund	167,939	10,674	34,707	(758)	143,148	14,358	671	10,437
Growth Fund	91,188	7,143	23,365	102	75,068	1,758	(948)	2,171
Heritage Fund(3)	50,631	29	13,479	2,830	40,011	1,764	(1,872)	—
Mid Cap Value Fund	92,180	5,394	29,514	(6,140)	61,920	3,949	3,357	5,302
Small Cap Growth Fund	18,937	133	3,023	1,134	17,181	899	(831)	133
Small Cap Value Fund	20,165	692	2,035	(2,117)	16,705	1,826	340	692
Sustainable Equity Fund	132,977	66,809	30,426	2,256	171,616	4,095	1,163	2,511
Emerging Markets Debt Fund	34,649	1,542	3,195	1,071	34,067	3,854	(507)	1,246
Global Bond Fund	140,908	38,778	1,641	(10,665)	167,380	19,283	(236)	9,187
International Bond Fund(3)	32,885	2,184	—	(508)	34,561	3,125	—	—
Emerging Markets Fund	20,833	556	5,080	365	16,674	1,662	(1,232)	556
Global Real Estate Fund	23,790	1,290	2,493	(1,736)	20,851	1,790	(594)	192
International Growth Fund(3)	87,122	8,732	25,255	12,048	82,647	6,785	(4,002)	—
International Small-Mid Cap Fund	18,629	1,448	3,327	1,194	17,944	1,854	(1,049)	130
International Value Fund	79,028	13,377	22,928	9,995	79,472	9,946	(1,651)	2,853
Non-U.S. Intrinsic Value Fund	16,383	789	6,556	2,369	12,985	1,313	(553)	789
Equity Growth Fund	70,553	5,307	72,494	(3,366)	—	—	(4,348)	5,204
	$1,790,390	$251,526	$332,655	$(12,041)	$1,697,220	149,038	$(18,283)	$64,147
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.